Consolidated Statement of Changes in Equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Comprehensive loss	$ 23,093
Gain recognised in equity that relates to remeasurement of a share of interest in joint venture in respect of prior years	283
Retained earnings
Comprehensive loss	$ 21,397 [1]
Disposal group, disposed of by sale, not discontinued operations | Mattox Pipeline Company LLC
Proportion of ownership interest in subsidiary sold	79.00%

[1]	[A] Comprehensive loss for the period of $21,397 million recognised in retained earnings includes a gain of $283 million, recognised in equity, that relates to remeasurement of a share of interest in a joint venture in respect of prior years.